TRADE AND OTHER RECEIVABLES - MOVEMENTS IN THE PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Opening balance	$ (2,175)	$ (6,099)
Allowance	(4,588)	(1,854)
Acquisitions from business combination	0	3,031
Reversal	277	824
Translation differences	53	1,923
Total	$ (6,433)	$ (2,175)